Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 40,577	$ 24,047
Restricted cash	402	5,886
Accounts receivable, net	11,050	14,121
Vessel held for sale	67,000	0
Amounts due from related parties	11,735	10,545
Prepaid expenses and other current assets	2,381	905
Notes receivable	4,781	4,802
Total current assets	137,926	60,306
Vessels, net	1,005,290	1,099,015
Other long-term assets	2,793	2,779
Deferred dry dock and special survey costs, net	12,000	16,253
Investment in affiliates	69,237	52,122
Loans receivable from affiliates	11,861	11,706
Intangible assets	6,048	8,080
Amounts due from related parties	44,009	34,891
Notes receivable, net of current portion	13,760	15,897
Note receivable from affiliates	4,386	4,253
Total non-current assets	1,169,384	1,244,996
Total assets	1,307,310	1,305,302
Current liabilities
Accounts payable	3,717	3,718
Accrued expenses	7,104	8,800
Deferred revenue	15,938	15,143
Current portion of long-term debt, net	45,012	26,586
Total current liabilities	71,771	54,247
Long-term debt, net	449,450	466,877
Deferred revenue	10,467	16,468
Total non-current liabilities	459,917	483,345
Total liabilities	531,688	537,592
Commitments and contingencies
Partners' capital:
Common Unitholders (167,589,764 and 147,797,720 units issued and outstanding at June 30, 2018 and December 31, 2017, respectively)	799,352	791,669
General Partner (3,420,203 and 3,016,284 units issued and outstanding at June 30, 2018 and December 31, 2017, respectively)	5,693	5,464
Notes receivable	(29,423)	(29,423)
Total partners' capital	775,622	767,710
Total liabilities and partners' capital	$ 1,307,310	$ 1,305,302